Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Statement of Cash Flows [Abstract]
Profit before tax	$ 32,777	$ 98,673	$ 42,460	$ 45,298
Adjustments for:
Share of losses of joint ventures	1,366		1,363	404
Interest income	(9,012)	(21,775)	(20,020)	(15,945)
Dividend income		(8,969)	(634)
Finance costs	3,403	10,317	10,326	1,195
Depreciation	999	9,477	5,159	479
Amortization	442	14	483	833
Recovery of accounts receivable written off	(1)			(2)
Share-based payment	83		86	244
Changes in fair value on financial assets at FVTPL	(16,279)	(77,059)	3,003	(15,386)
Gain on disposal of subsidiaries	(14,697)	(1,389)	(37,222)
Operating cash flows before movements in working capital	(919)	9,289	5,004	17,120
Decrease (increase) in fiduciary bank balances	(115)	764	204	372
(Increase) decrease in accounts receivable	(170)	(5,189)	(823)	(4,272)
(Increase) decrease in prepayments, deposits and other receivables	5,808	(1,878)	(448)	1,545
(Decrease) increase in client’s monies held on trust	385		(814)	(398)
Increase in accounts payable	37	3,282	691	173
Increase in other payables and accruals	16,866	55	312	523
(Decrease) increase in contract liabilities	(494)	(520)	290	4,544
Increase in provision for replacement of hotel properties		613	247
Cash generated from operations	21,398	6,416	4,663	19,607
Dividend received		8,969	634
Tax paid	(38)	(997)	(1,052)	(4,106)
Net cash from operating activities	21,360	14,388	4,245	15,501
CASH FLOWS FROM INVESTING ACTIVITIES
Additions of financial assets at FVTPL	(825)		(350)	(5,545)
Proceeds from disposal of financial assets at FVTPL				58,170
Acquisition of property, plant and equipment	(17)	(60)	(159)	(2)
Acquisition of subsidiaries, net of cash acquired			9,057	3,860
Disposal of subsidiaries, net of cash disposed		(928)	(514)
Interest received	2,858	1,280	5,915	3,109
Loan to a third party				(100,123)
Repayment of loan to a third party				100,123
Advance to AMTD Group	(91,854)	(31,437)	(89,477)	(401,454)
Advance to non-controlling shareholders	(1,640)
Repayment from AMTD Group	55,488			222,271
Repayment from non-controlling shareholders				97
Net cash used in investing activities	(35,990)	(31,145)	(75,528)	(119,494)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from bank borrowings			33,000	15,018
Proceeds from issue of shares		13,218		229,186
Repayment of bank borrowings			(15,000)
Repayment to non-controlling shareholders	(594)		(13,344)
Finance costs paid	(3,375)	(10,944)	(7,468)	(742)
Net cash from (used in) financing activities	(3,969)	2,274	(2,812)	243,462
Net (decrease) increase in cash and cash equivalents	(18,599)	(14,483)	(74,095)	139,469
Cash and cash equivalents at beginning of the year/period	153,661	60,861	135,089	14,337
Effect of foreign exchange rate changes	27	(15)	(133)	(145)
Cash and cash equivalents at end of the year/period	135,089	46,363	60,861	153,661
Represented by:
Cash and cash equivalents	134,843	46,363	60,861	152,930
Cash and cash equivalents classified as assets held for sale	246			731
Cash and cash equivalents, Total	$ 135,089	$ 46,363	$ 60,861	$ 153,661